Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Total Lease Costs	The table below presents the effects on the amounts relating to the Company’s total lease costs:
	Year Ended on December 31, 2023	Year Ended on December 31, 2022
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,064	2,252

Schedule of Cash Flow Information Related to Operating Leases	The table below presents supplemental cash flow information related to operating leases:
	Year Ended on December 31, 2023	Year Ended on December 31, 2022
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,935	2,093
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	398	648

Schedule of Balance Sheet Information Related to Operating Leases	The table below presents supplemental balance sheet information related to operating leases:
	December 31, 2023	December 31, 2022
	U.S. dollars in thousands	U.S. dollars in thousands
Operating lease right-of-use assets	2,202	3,824

Current maturities of operating leases	1,766	1,811
Non-current operating leases	190	1,624
Total operating lease liabilities	1,956	3,435

Weighted average remaining lease term (years)	1.17	2.00
Weighted annual average discount rate	13.12%	13.09%

Schedule of Maturities of Operating Lease Liabilities	The table below presents maturities of operating lease liabilities:
December 31, 2023
U.S. dollars in thousands
2024	1,900
2025	212
2026	15
Total operating lease payments	2,127
Less: imputed interest	(171)
Present value of lease liabilities	1,956